Cover	Aug. 08, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report Amendment No. 1 on Form 8-K/A is being furnished to correct the prior year adjusted free cash flow amounts for maintenance capital expenditures.
Document Period End Date	Aug. 08, 2019
Entity File Number	001-33892
Entity Registrant Name	AMC ENTERTAINMENT HOLDINGS, INC.
Entity Central Index Key	0001411579
Entity Tax Identification Number	26-0303916
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One AMC Way
Entity Address, Address Line Two	11500 Ash Street
Entity Address, City or Town	Leawood
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	913
Local Phone Number	213-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	AMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false